STATEMENT OF INVESTMENTS
BNY Mellon Structured Midcap Fund

May 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.7%
Automobiles & Components - 2.1%
Adient	3,900	[a]	195,234
Dana	17,985		487,933
Fox Factory Holding	1,730	[a]	268,980
Gentex	12,320		437,360
Harley-Davidson	8,910		431,868
The Goodyear Tire & Rubber Company	12,440	[a]	246,685
Thor Industries	1,010		124,230
Visteon	1,380	[a]	168,995
			2,361,285
Banks - 8.0%
Associated Banc-Corp	50,110		1,152,029
BOK Financial	2,690		244,898
Cathay General Bancorp	31,415		1,309,377
East West Bancorp	7,210		539,164
First Horizon	30,040		572,863
Fulton Financial	13,740		238,114
Hancock Whitney	5,950		294,584
Home BancShares	15,010		410,674
KeyCorp	11,070		255,053
MGIC Investment	29,340		431,885
New York Community Bancorp	37,860		453,184
Prosperity Bancshares	4,910		369,477
Regions Financial	30,450		712,834
Sterling Bancorp	23,760		632,966
Synovus Financial	5,800		284,896
UMB Financial	6,890		666,332
Webster Financial	5,370		304,372
Wintrust Financial	4,200		337,764
			9,210,466
Capital Goods - 12.2%
A.O. Smith	1,970		140,008
AGCO	5,250		726,442
Axon Enterprise	1,520	[a]	213,697
Builders FirstSource	4,450	[a]	198,203
Carlisle	2,100		403,872
Crane	5,600		534,744
Donaldson	10,680		657,781
Dycom Industries	2,430	[a]	182,056
EMCOR Group	8,305		1,047,344

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Capital Goods - 12.2% (continued)
EnerSys	4,120		388,269
Fortive	3,910		283,553
Fortune Brands Home & Security	2,600		268,216
GATX	3,640		359,122
Generac Holdings	940	[a]	308,997
ITT	6,390		600,021
Lennox International	2,080		727,854
Lincoln Electric Holdings	2,860		367,739
MasTec	5,375	[a]	625,274
Nordson	2,670		591,912
Owens Corning	5,460		582,309
Pentair	2,180		150,355
Quanta Services	1,860		177,351
Regal Beloit	4,190		595,944
Simpson Manufacturing	3,630		407,722
Stanley Black & Decker	2,230		483,464
Sunrun	3,630	[a]	162,334
Terex	7,680		402,202
The Middleby	2,950	[a]	484,626
The Timken Company	8,510		752,709
Valmont Industries	640		158,720
Watsco	1,390		405,046
Woodward	5,100		648,618
			14,036,504
Commercial & Professional Services - 2.5%
ASGN	4,340	[a]	447,411
CACI International, Cl. A	2,105	[a]	536,691
Clean Harbors	2,640	[a]	245,784
Healthcare Services Group	4,990		149,650
Herman Miller	3,800		181,640
Insperity	2,680		247,069
KAR Auction Services	9,110	[a]	163,433
ManpowerGroup	2,960		358,130
Tetra Tech	2,940		351,242
The Brink's Company	3,070		231,509
			2,912,559
Consumer Durables & Apparel - 5.7%
Brunswick	5,020		513,195
Capri Holdings	3,960	[a]	224,572
Carter's	5,040		515,290
Deckers Outdoor	2,965	[a]	994,580
Helen of Troy	1,060	[a]	223,109
Leggett & Platt	3,210		176,646
Mattel	19,350	[a]	410,413

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Consumer Durables & Apparel - 5.7% (continued)
Peloton Interactive, Cl. A	2,680	[a]	295,631
Polaris	5,010		657,412
PulteGroup	2,820		162,968
Tempur Sealy International	15,150		583,275
Toll Brothers	4,340		283,142
TopBuild	2,560	[a]	507,008
Tri Pointe Homes	21,430	[a]	516,892
YETI Holdings	5,110	[a]	447,636
			6,511,769
Consumer Services - 3.9%
Adtalem Global Education	6,880	[a]	250,294
Boyd Gaming	5,660	[a]	364,447
Chipotle Mexican Grill	240	[a]	329,275
Churchill Downs	740		147,652
Graham Holdings, Cl. B	620		410,775
Grand Canyon Education	3,950	[a]	359,213
Jack in the Box	4,125		468,600
Marriott Vacations Worldwide	1,030	[a]	177,459
Planet Fitness, Cl. A	4,060	[a]	319,806
Scientific Games	2,870	[a]	208,190
Service Corp. International	14,200		752,884
Texas Roadhouse	2,580		259,832
The Wendy's Company	13,030		302,557
Wingstop	1,110		158,375
			4,509,359
Diversified Financials - 3.3%
Affiliated Managers Group	900		147,600
Evercore, Cl. A	1,680		245,045
FactSet Research Systems	690		230,708
Federated Hermes	10,320		328,176
Interactive Brokers Group, Cl. A	3,080		207,161
Janus Henderson Group	8,950		344,664
Jefferies Financial Group	13,650		438,574
OneMain Holdings	4,100		237,144
PROG Holdings	7,250		382,220
SEI Investments	12,310		780,946
Stifel Financial	6,855		474,914
			3,817,152
Energy - 1.9%
ChampionX	13,600	[a]	360,400
Cimarex Energy	4,680		317,070
CNX Resources	9,410	[a]	128,164
EQT	9,480	[a]	197,942
Equitrans Midstream	21,290		175,430

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Energy - 1.9% (continued)
Marathon Oil	23,730		287,370
Murphy Oil	20,930		453,972
World Fuel Services	6,675		205,123
			2,125,471
Food & Staples Retailing - .9%
BJ's Wholesale Club Holdings	8,360	[a]	374,444
Casey's General Stores	1,135		250,653
Sprouts Farmers Market	12,760	[a]	339,416
			964,513
Food, Beverage & Tobacco - 1.7%
Darling Ingredients	7,850	[a]	537,411
Flowers Foods	24,680		594,541
Ingredion	2,040		193,657
The Boston Beer Company, Cl. A	320	[a]	338,611
The Hain Celestial Group	8,040	[a]	327,710
			1,991,930
Health Care Equipment & Services - 6.2%
Acadia Healthcare	6,240	[a]	401,606
Align Technology	670	[a]	395,400
Amedisys	2,390	[a]	617,504
Cerner	4,210		329,432
Chemed	1,920		943,373
DaVita	910	[a]	109,264
Envista Holdings	9,270	[a]	404,543
Globus Medical, Cl. A	2,110	[a]	152,047
Haemonetics	1,410	[a]	79,609
HealthEquity	1,770	[a]	147,122
Hill-Rom Holdings	5,195		578,100
LHC Group	2,540	[a]	499,999
Molina Healthcare	2,380	[a]	598,237
Patterson Companies	4,190		136,343
STAAR Surgical	2,600	[a]	379,678
Steris	3,640		694,730
Teladoc Health	1,510	[a]	227,376
Tenet Healthcare	6,390	[a]	427,555
			7,121,918
Household & Personal Products - .4%
Nu Skin Enterprises, Cl. A	6,750		406,080
Insurance - 4.4%
American Financial Group	4,290		570,827
Brown & Brown	3,740		196,425
First American Financial	7,600		488,756
Globe Life	4,955		522,356
Kemper	3,460		259,050

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Insurance - 4.4% (continued)
Kinsale Captial Group	2,010		334,585
Mercury General	2,580		164,088
Old Republic International	25,310		664,641
Primerica	5,250		851,602
RLI	3,280		345,974
Selective Insurance Group	7,070		532,159
The Hanover Insurance Group	1,100		153,439
			5,083,902
Materials - 6.3%
Ashland Global Holdings	1,680		159,331
CF Industries Holdings	3,770		200,451
Cleveland-Cliffs	17,980	[a]	361,758
Commercial Metals	15,490		487,470
Eagle Materials	4,710		691,240
Element Solutions	8,890		207,937
Ingevity	7,520	[a]	618,971
Louisiana-Pacific	5,150		346,131
Minerals Technologies	5,950		517,650
Olin	5,960		291,384
Reliance Steel & Aluminum	4,335		728,583
RPM International	9,030		844,576
Silgan Holdings	7,110		299,544
The Chemours Company	11,700		420,381
The Mosaic Company	7,920		286,229
United States Steel	12,010		311,419
Westlake Chemical	2,100		211,827
Worthington Industries	3,795		251,874
			7,236,756
Media & Entertainment - 1.9%
Cable One	240		435,734
Cinemark Holdings	8,620	[a]	195,329
DISH Network, Cl. A	3,960	[a]	172,339
The Interpublic Group of Companies	11,560		389,456
The New York Times Company, Cl. A	13,420		574,644
World Wrestling Entertainment, Cl. A	4,630		258,539
Yelp	4,220	[a]	169,264
			2,195,305
Pharmaceuticals Biotechnology & Life Sciences - 5.3%
Bio-Rad Laboratories, Cl. A	360	[a]	216,853
Bio-Techne	750		310,372
Catalent	1,990	[a]	208,612
Charles River Laboratories International	4,330	[a]	1,463,497
Emergent BioSolutions	2,310	[a]	140,102
Exelixis	11,850	[a]	267,218

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 5.3% (continued)
Halozyme Therapeutics	6,130	[a]	253,843
Jazz Pharmaceuticals	2,190	[a]	390,105
Medpace Holdings	1,540	[a]	257,272
Neurocrine Biosciences	3,550	[a]	341,581
PRA Health Sciences	2,510	[a]	429,009
Repligen	4,100	[a]	748,701
Royalty Pharma, CI. A	6,140		246,337
Sage Therapeutics	1,960	[a]	136,416
Seagen	1,720	[a]	267,202
Syneos Health	3,480	[a]	305,892
United Therapeutics	670	[a]	124,553
			6,107,565
Real Estate - 9.7%
Brandywine Realty Trust	57,830	[b]	813,090
Camden Property Trust	2,180	[b]	273,328
Corporate Office Properties Trust	29,660	[b]	818,616
Cousins Properties	8,790	[b]	326,021
EastGroup Properties	3,660	[b]	578,573
First Industrial Realty Trust	29,605	[b]	1,499,197
Healthcare Realty Trust	22,870	[b]	693,876
Highwoods Properties	10,800	[b]	493,344
Jones Lang LaSalle	1,970	[a]	398,432
Kimco Realty	13,510	[b]	287,898
Life Storage	4,820	[b]	479,301
National Retail Properties	12,380	[b]	573,813
Omega Healthcare Investors	11,250	[b]	411,975
Paramount Group	23,620	[b]	259,348
Physicians Realty Trust	26,320	[b]	477,182
PS Business Parks	6,235	[b]	966,176
Sabra Health Care REIT	14,200	[b]	248,074
Service Properties Trust	7,420	[b]	93,195
SL Green Realty	5,050	[b]	400,061
Urban Edge Properties	23,810	[b]	460,723
VEREIT	4,110	[b]	195,513
Weingarten Realty Investors	5,030	[b]	164,833
WP Carey	2,770	[b]	208,997
			11,121,566
Retailing - 4.0%
AutoNation	3,650	[a]	372,774
Dick's Sporting Goods	4,690		457,416
Five Below	1,340	[a]	246,721
Foot Locker	5,200		329,108
Kohl's	9,060		502,739

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Retailing - 4.0% (continued)
Lithia Motors, Cl. A	1,250		439,987
Murphy USA	1,480		199,519
Ollie's Bargain Outlet Holdings	2,540	[a]	219,558
Pool	620		270,661
RH	670	[a]	429,503
Wayfair, Cl. A	1,270	[a]	389,306
Williams-Sonoma	4,380		742,585
			4,599,877
Semiconductors & Semiconductor Equipment - 4.0%
Brooks Automation	4,060		414,485
Cirrus Logic	2,670	[a]	208,447
CMC Materials	1,990		307,117
Cree	2,750	[a]	275,028
First Solar	4,610	[a]	350,867
Lattice Semiconductor	2,580	[a]	136,921
MKS Instruments	2,260		425,400
Monolithic Power Systems	2,170		744,570
Qorvo	830	[a]	151,658
Semtech	8,710	[a]	548,730
SolarEdge Technologies	2,030	[a]	523,760
Teradyne	1,970		260,730
Universal Display	920		198,591
			4,546,304
Software & Services - 5.7%
ACI Worldwide	7,790	[a]	298,045
Alliance Data Systems	3,540		428,517
Concentrix	1,290	[a]	197,009
DocuSign	1,250	[a]	252,025
Fair Isaac	1,430	[a]	723,666
HubSpot	760	[a]	383,329
Liveramp Holdings	6,300	[a]	316,512
Manhattan Associates	3,060	[a]	416,099
Medallia	10,020	[a]	257,213
Nuance Communications	7,260	[a]	384,054
Palo Alto Networks	990	[a]	359,617
Paylocity Holding	1,010	[a]	171,528
PTC	5,280	[a]	708,259
Qualys	1,660	[a]	160,489
Splunk	1,910	[a]	231,492
Teradata	8,190	[a]	392,055
Twilio, Cl. A	940	[a]	315,840
WEX	2,780	[a]	544,630
			6,540,379

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Technology Hardware & Equipment - 4.3%
Arrow Electronics	3,490	[a]	419,952
Avnet	12,060		531,364
Belden	4,690		237,314
Cognex	7,860		624,005
Corning	4,770		208,115
EchoStar, Cl. A	5,530	[a]	146,490
II-VI	6,740	[a]	454,074
Jabil	2,850		160,883
Littelfuse	2,040		532,930
Lumentum Holdings	3,990	[a]	324,666
NCR	12,090	[a]	582,738
NETSCOUT Systems	5,250	[a]	154,350
SYNNEX	2,100		265,860
Trimble	3,810	[a]	296,380
			4,939,121
Telecommunication Services - .5%
Iridium Communications	8,290	[a]	316,761
Telephone & Data Systems	5,380		138,374
U.S. Cellular	4,100	[a]	154,775
			609,910
Transportation - 1.2%
Avis Budget Group	1,340	[a]	117,679
Kansas City Southern	470		139,910
Old Dominion Freight Line	1,090		289,341
Ryder System	1,990		162,762
Werner Enterprises	4,280		205,397
XPO Logistics	2,810	[a]	412,873
			1,327,962
Utilities - 3.6%
Black Hills	11,170		734,874
DTE Energy	3,530		487,105
IDACORP	7,135		698,873
MDU Resources Group	16,745		563,637
NorthWestern	2,870		181,815
ONE Gas	6,880		511,322
Pinnacle West Capital	6,020		509,172
Public Service Enterprise Group	3,340		207,481
UGI	4,660		214,593
			4,108,872
Total Common Stocks (cost $88,135,169)			114,386,525

	1-Day Yield (%)
Investment Companies - ..3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $344,835)	0.04	344,835	[c]	344,835
Total Investments (cost $88,480,004)		100.0%		114,731,360
Liabilities, Less Cash and Receivables		(.0%)		(43,880)
Net Assets		100.0%		114,687,480

REIT—Real Estate Investment Trust

a Non-income producing security.

b Investment in real estate investment trust within the United States.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Structured Midcap Fund

May 31, 2021 (Unaudited)

The following is a summary of the inputs used as of May 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	114,386,525	-	-	114,386,525
Investment Companies	344,835	-	-	344,835

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2021, accumulated net unrealized appreciation on investments was $26,251,356, consisting of $27,548,975 gross unrealized appreciation and $1,297,619 gross unrealized depreciation.

At May 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.